Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 8. Property and equipment, net

	December 31, 2021	December 31, 2020
Manufacturing equipment	$526	$509
Furniture and equipment	8,294	6,898
Leasehold improvements	6,637	6,430
Computers and software	22,735	18,931
	38,192	32,768

Less—accumulated depreciation	(21,436)	(16,662)
	$16,756	$16,106
Depreciation expenses were $5,036, $4,464 and $3,587 in the year ended December 31, 2021, 2020 and 2019, respectively.